Schedule of property and equipment (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Gross Total	$ 98,941	$ 73,481
Less: Accumulated depreciation and amortization	(10,751)	(1,579)
Foreign exchange translation	(4,523)	96
Total	83,667	71,998
Total	83,667	71,998
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Total	8,840	5,167
Software Development [Member]
Property, Plant and Equipment [Line Items]
Gross Total	68,932	68,314
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Gross Total	$ 21,169